Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 872	$ 769
Accrued expenses	513	369
Provision for product warranty	100	100
Liability in respect of severance benefits		276
Deferred revenues	188
Other	16	114
Other payables and accrued liabilities	$ 1,689	$ 1,628